Share-Based Compensation (Non-recourse Note to an Employee) (Details) (Beijing Fire Fox [Member], USD $)	12 Months Ended
Dec. 31, 2005
Sohu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of acquired equity interest	75.00%
CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of acquired equity interest	25.00%
Service requirement	5 years
Interest held in Beijing Fire Fox, contingent right	25.00%
Grant date intrinsic value	0